CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	2,229,609	2,229,609
Treasury stock, shares	167,700	160,386
ZHEJIANG JIAHUAN
Shareholders equity:
Common Stock Issued	11,250,000	11,250,000
ZHEJIANG TIANLAN
Shareholders equity:
Common Stock Issued	80,172,000	61,200,000